Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Item of Non-deductible Expenses [Line Items]
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates		¥ 21
Effective tax rate, Decrease		9.10%
Deferred tax assets, Valuation allowances		¥ 3
Income Tax Reconciliation, Foreign Income Tax Rate Differential	¥ 36
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	16.00%
Deferred tax assets change in valuation allowance	¥ 36
Decrease in effective income tax rate percentage	16.00%
Foreign Tax Authority [Member]
Item of Non-deductible Expenses [Line Items]
Effective income tax reconciliation statutory income tax rate	19.00%
Foreign Tax Authority [Member] | With effect on 1 April 2023 [Member]
Item of Non-deductible Expenses [Line Items]
Effective income tax reconciliation statutory income tax rate	25.00%